INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
6	INVENTORIES

Inventories consist of the following:

	December 31,
	2013	2014
	RMB	RMB

Merchandise in stores	408,216	369,756
Merchandise in warehouses	143,567	176,556
	551,783	546,312